Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Without Sales Load [Member] | Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%	5.46%		6.40%
Cohen & Steers Preferred Securities and Income SMA Shares, Inc. | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%		4.45%
Cohen & Steers Preferred Securities and Income SMA Shares, Inc. | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	9.00%	4.41%		5.68%